Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
15.	Stock Compensation Plans

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company’s income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.